Marketable securities, Reconciliation of the movement FVOCI (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Reconciliation of the movement FVOCI [Abstract]
Revaluation adjustments	$ (493)	$ 525
Movement of expected credit losses on assets measured at FVOCI	(50)	199
Movement on marketable securities through OCI	$ (543)	$ 724